BUSINESS COMBINATION (Schedule of Purchase Price Allocation) (Details) € in Thousands, kr in Thousands, kr in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 SEK (kr)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 EUR (€)	Jul. 19, 2017 USD ($)	Jul. 19, 2017 DKK (kr)
Harsec [Member] | United States of America, Dollars
Cash								$ 499
Accounts receivable								508
Other receivables								20
Fixed assets								105
Goodwill								707
Total identifiable assets acquired								1,839
Accrued expenses and other current liabilities								260
Total liabilities assumed								260
Total identifiable assets acquired and liabilities assumed								$ 1,579
Harsec [Member] | Danish Krone
Cash | kr									kr 3,161
Accounts receivable | kr									3,219
Other receivables | kr									124
Fixed assets | kr									665
Goodwill | kr									4,478
Total identifiable assets acquired | kr									11,647
Accrued expenses and other current liabilities | kr									1,647
Total liabilities assumed | kr									1,647
Total identifiable assets acquired and liabilities assumed | kr									kr 10,000
Abydos Consultores de Sistemas S.L.U [Member]
Goodwill	$ 232
Abydos Consultores de Sistemas S.L.U [Member] | United States of America, Dollars
Cash						$ 36
Accounts receivable						175
Fixed assets						108
Goodwill						232
Other assets						14
Total identifiable assets acquired						565
Notes payables-banks						14
Accounts payable						23
Accrued expenses and other current liabilities						155
Other liabilities						147
Total liabilities assumed						339
Total identifiable assets acquired and liabilities assumed						$ 226
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Cash | €							€ 29
Accounts receivable | €							142
Fixed assets | €							88
Goodwill | €		€ 188					188
Other assets | €							11
Total identifiable assets acquired | €							458
Notes payables-banks | €							11
Accounts payable | €							19
Accrued expenses and other current liabilities | €							126
Other liabilities | €							119
Total liabilities assumed | €							275
Total identifiable assets acquired and liabilities assumed | €							€ 183
Detact Security Solution AB [Member]
Goodwill	$ 1,007
Detact Security Solution AB [Member] | United States of America, Dollars
Cash				$ 74
Accounts receivable				999
Other receivables				50
Fixed assets				133
Goodwill				1,010
Other assets				116
Total identifiable assets acquired				2,382
Notes payables-banks				531
Accounts payable				20
Other liabilities				649
Non current liabilities				117
Total liabilities assumed				1,317
Total identifiable assets acquired and liabilities assumed				$ 1,065
Detact Security Solution AB [Member] | Sweden, Kronor
Cash | kr					kr 663
Accounts receivable | kr					8,902
Other receivables | kr					445
Fixed assets | kr					1,189
Goodwill | kr			kr 9,005		9,005
Other assets | kr					1,039
Total identifiable assets acquired | kr					21,243
Notes payables-banks | kr					4,734
Accounts payable | kr					182
Other liabilities | kr					5,787
Non current liabilities | kr					1,039
Total liabilities assumed | kr					11,742
Total identifiable assets acquired and liabilities assumed | kr					kr 9,501